COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF CONTRACTUAL OBLIGATIONS

Contractual Obligations	Total	Less than 1 year	2 years	3 years	4 years	5 years	More than 5 years
Operating lease obligations	$1,411,138	673,681	685,475	51,982	-	-	-
Loan obligations	799,868	127,561	131,441	135,402	139,558	138,072	127,834
Provision for reinstatement	114,555	53,072	-	61,483	-	-	-
Total	$2,325,561	$854,314	$816,916	$248,867	$139,558	$138,072	$127,834